Organization, Consolidation and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Principal Activities [Abstract]
Schedule of Company's Principal Subsidiaries, Vie and Subsidiaries of the Vie

As of December 31, 2025, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Percentage of
	Date of		direct or indirect
	incorporation/	Place of	ownership by the
Entity	acquisition	incorporation	Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Quhuo International Trade (HK) Limited (“Quhuo International”)	January 11, 2023	Hong Kong	90.1%	Vehicle export
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding
Subsidiaries of the VIE
Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	Bike-sharing maintenance
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning

Schedule of Assets and Liabilities Variable Interest Entities	The table sets forth the assets and liabilities of the VIE’s after elimination within the VIE structure included in the Company’s consolidated balance sheets:
	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	50,397	36,648	5,241
Restricted cash	1,916	1,633	234
Accounts receivable, net	280,309	230,143	32,910
Prepayments and other current assets	102,237	97,553	13,950
Total current assets	434,859	365,977	52,335
Non-current assets:
Property and equipment, net	8,781	2,324	332
Intangible assets, net	57,985	44,629	6,382
Right-of-use assets, net	4,647	1,558	223
Goodwill	65,481	65,481	9,364
Deferred tax assets	31,064	54,356	7,773
Other non-current assets	225,643	224,634	32,122
Total non-current assets	393,601	392,982	56,196
Total assets	828,460	758,959	108,531
LIABILITIES:
Current liabilities:
Accounts payable	145,750	158,988	22,735
Accrued expenses and other current liabilities	32,165	61,269	8,761
Short-term debt	102,848	113,447	16,223
Short-term lease liabilities	2,818	1,383	198
Inter-group balance due to Parent and WFOE	43,306	49,054	7,015
Amounts due to a related party	1,350	5,492	785
Total current liabilities	328,237	389,633	55,717
Non-current liabilities:
Deferred tax liabilities	599	256	37
Long-term debt	4,706	—	—
Long-term lease liabilities	1,635	144	21
Other non-current liabilities	62,352	53,554	7,658
Total non-current liabilities	69,292	53,954	7,716
Total liabilities	397,529	443,587	63,433

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income/(loss) for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue	3,547,932	2,933,604	2,438,295	348,672
Net income/(loss)	22,230	24,272	(129,007)	(18,448)

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash (used in)/ provided by operating activities	(74,965)	(53,786)	9,673	1,383
Net cash provided by/ (used in) investing activities	2,552	13,646	(29,630)	(4,237)
Net cash provided by financing activities	24,221	47,598	6,128	876
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6)	(105)	(203)	(29)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(48,198)	7,353	(14,032)	(2,007)